General Description of the Plan - (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General Description of the Plan [Line Items]
Eligible compensation	80.00%
Discretionary matching contributions percentage	100.00%
Employees’ elective contributions	4.00%
Employer contributions	$ 268,413
Individual participant accounts	50.00%
Interest rates on loans percentage	4.25%	9.50%
Contribution vested percentage	100.00%
Vesting percentage	20.00%
Forfeited amounts to fund plan administration expenses	$ 12,445
Forfeited funds held by the plan, value	14,093	$ 8,921
Forfeitures amounted, value	$ 15,943
Vested accounts and assets, percentage	100.00%
Maximum
General Description of the Plan [Line Items]
Eligible compensation	6.00%
Discretionary matching contributions percentage	50.00%
Employees’ elective contributions	4.00%
Participant accounts, value	$ 50,000
Minimum
General Description of the Plan [Line Items]
Eligible compensation	2.00%
Participant accounts, value	$ 1,000